Risk Management - Summary of Ratio of Highly Probable Future Exports to Debt Instruments (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Later Than One Year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	$ (4,673)
Later than two years and not later than three years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(4,495)
Later than three years and not later than four years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(4,851)
Later than four years and not later than five years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(3,131)
2022 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(1,925)
Later than six years and not later than seven years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(505)
Later than seven years and not later than eight years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	259
Later Than Eight Years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	(1,196)
Average [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Expected realization	$ (20,517)